Other (Expenses)/Income - Schedule of Other Income and Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Income and Expenses [Abstract]
Subsidies	[1]	$ 39		$ 3
Exchange gain on foreign currency translation		19	14
Loss on fair value change of convertible notes		(232)
Others		(147)	2
Total		$ (321)	$ 16	$ 3

[1]

The subsidies were granted for the year ended March 31, 2026 from the Blockchain & Digital Asset Pilot Subsidy Scheme launched by the Hong Kong Cyberport Management Company Limited which aims to support Blockchain & Web3.0 industry development.

The subsidies were granted for the year ended March 31, 2024 by the Reimbursement of Maternity Leave Pay Scheme from the Hong Kong Government to reimburse partial statutory maternity leave pay under the Employment Ordinance that is required to be paid and has been paid to the employee.